Other payables and accrued liabilities	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 11 – Other payables and accrued liabilities

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Accrued expenses (i)	$1,377,313	$1,351,245
Accrued payroll	689,139	613,590
Total other payables and accrued liabilities	$2,066,452	$1,964,835

(i)	Accrued expenses

The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)